Derivative Instruments - Schedule of Notional Amounts of Trading Derivatives (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		$ 6,207,882	$ 6,789,847
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,203,770	1,218,162
Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	599,333	637,501
Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	222	1,608
Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	489,426	494,640
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		97,018	90,416
Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		28,892	30,613
Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		39,448	39,011
Credit Contracts [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[2]	17,516	9,202
Trading Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		5,985,098	6,547,519
Trading Derivatives [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		205,264	170,476
Trading Derivatives [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		4,508,935	5,114,207
Trading Derivatives [Member] | Interest rate swap contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		80,102	82,516
Trading Derivatives [Member] | Interest rate swap contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		71,776	68,524
Trading Derivatives [Member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		3,976,428	4,148,257
Trading Derivatives [Member] | Interest rate swap contract [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		147,657	517,332
Trading Derivatives [Member] | Interest rate swap contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		232,972	297,578
Trading Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,156,365	1,163,218
Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	55,907	40,740
Trading Derivatives [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	58,882	43,673
Trading Derivatives [Member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	222	1,608
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	45,482	47,805
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	506,791	534,752
Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	489,081	494,640
Trading Derivatives [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		97,018	90,416
Trading Derivatives [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		14,546	10,574
Trading Derivatives [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		14,132	10,218
Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		28,892	30,613
Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		39,448	39,011
Trading Derivatives [Member] | Credit Contracts [Member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		12,358	7,407
Trading Derivatives [Member] | Credit Contracts [Member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		5,158	1,795
Trading Derivatives [Member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		420,693	492,329
Trading Derivatives [Member] | Exchange Traded [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		106,302	110,274
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		247,204	326,057
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		10,611	24,683
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		3,621	3,796
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		232,972	297,578
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	6,719	5,627
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,762	1,673
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	4,735	2,346
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	222	1,608
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		60,468	50,371
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		10,020	4,846
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		11,000	6,514
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		39,448	39,011
Trading Derivatives [Member] | Over the Counter [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		5,564,405	6,055,190
Trading Derivatives [Member] | Over the Counter [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		98,962	60,202
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		4,261,731	4,788,150
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		69,491	57,833
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		68,155	64,728
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		3,976,428	4,148,257
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		147,657	517,332
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,149,646	1,157,591
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	54,145	39,067
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	54,147	41,327
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	45,482	47,805
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	506,791	534,752
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	489,081	494,640
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		36,550	40,045
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		4,526	5,728
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		3,132	3,704
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		28,892	30,613
Trading Derivatives [Member] | Over the Counter [member] | Credit Contracts [Member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		12,358	7,407
Trading Derivatives [Member] | Over the Counter [member] | Credit Contracts [Member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		$ 5,158	$ 1,795

[1]	Gold contracts are included with foreign exchange contracts.
[2]	Under the SA-CCR, excludes loan commitment derivatives.